Financing Charges - Schedule of Financing Charges (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest Income And Interest Expense [Abstract]
Interest on long-term debt	CAD 417	CAD 432
Other	16	12
Less: Interest capitalized on construction and development in progress	(52)	(49)
Gain on interest-rate swap agreements	(2)	(10)
Interest earned on investments	(3)	(6)
Net financing charges	CAD 376	CAD 379